UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.7%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$4,080	$4,186,610
Arizona — 3.7%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	3,860	3,947,043
Salt Verde Financial Corp., RB:
5.00%, 12/01/32	10,030	9,076,949
5.00%, 12/01/37	9,460	8,467,268
		21,491,260
Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	3,255	3,151,361
California — 28.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	4,445	4,683,563
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	17,855	179,443
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	6,636,694
California HFA, RB, AMT, Home Mortgage, Series G, 5.50%, 8/01/42	5,260	5,242,326
California State Public Works Board, RB, Various Capital Projects, Sub-Series 1, 6.38%, 11/01/34	2,315	2,457,974
California Statewide Communities Development Authority, RB, Health Facility Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,036,850
City of Lincoln California, Special Tax Bonds, Community Facilities District No. 2003-1, 6.00%, 9/01/13 (b)	3,115	3,512,038
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	$7,000	$7,171,710

Municipal Bonds	Par (000)	Value
California (concluded)
Foothill Eastern Transportation Corridor Agency California, Refunding RB, CAB (a):
6.09%, 1/15/32	54,635	13,528,172
6.09%, 1/15/38	75,000	11,248,500
Golden State Tobacco Securitization Corp. California, RB, Series 2003-A-1, 6.63%, 6/01/13 (b)	5,000	5,566,000
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	1,560	1,606,114
Los Angeles Department of Airports, Refunding RB, Senior Los Angeles International Airport, Series A, 5.00%, 5/15/40	11,690	11,855,297
Los Angeles Regional Airports Improvement Corp. California, Refunding RB, Facilities LAXFUEL Corp., LA International, AMT (AMBAC), 5.50%, 1/01/32	13,320	12,349,239
Los Angeles Unified School District California, GO, Series D:
5.25%, 7/01/24	5,000	5,520,600
5.25%, 7/01/25	3,490	3,784,835
5.00%, 7/01/26	1,305	1,384,631
Murrieta Community Facilities District Special Tax California, Special Tax Bonds, District No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34	5,000	4,602,300
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	18,550	18,786,513
State of California, GO, Various Purpose:
6.00%, 3/01/33	4,970	5,429,377
6.50%, 4/01/33	20,410	22,849,403
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	9,840	9,311,690
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 4.75%, 8/01/30	4,015	4,023,833
		166,767,102
Colorado — 2.2%
City of Colorado Springs Colorado, RB, Subordinate Lien, Improvement, Series C (AGM), 5.00%, 11/15/45	2,115	2,135,177

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Colorado (concluded)
Colorado Health Facilities Authority, Refunding RB:
Catholic Health, Series A, 5.50%, 7/01/34	$4,205	$4,338,172
Sisters of Leavenworth, Series A, 5.00%, 1/01/40	4,310	4,170,141
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax Property Tax, 5.50%, 12/01/37	2,530	2,313,533
		12,957,023
Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	2,710	2,735,447
Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	2,225	2,242,244
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	7,950	7,170,661
		9,412,905
District Of Columbia — 4.7%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	2,390	1,948,161
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed, 6.75%, 5/15/40	23,035	22,405,914
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	990	991,911
5.25%, 10/01/44	1,545	1,553,034
		26,899,020
Florida — 5.2%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,625	6,736,697
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,293,771
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	7,045	7,244,444
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	4,450	4,531,302

Municipal Bonds	Par (000)	Value
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	$3,650	$2,891,238
Village Community Development District No. 6, Special Assessment Bonds, 5.63%, 5/01/22	6,215	6,232,402
		29,929,854
Georgia — 2.4%
DeKalb Private Hospital Authority, Refunding RB, Childrens Healthcare, 5.25%, 11/15/39	1,650	1,674,239
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	5,000	4,992,300
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,990	3,070,640
Richmond County Development Authority, Refunding RB, International Paper Co. Project, Series A, AMT, 6.00%, 2/01/25	4,000	4,046,920
		13,784,099
Guam — 0.8%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	1,245	1,236,609
6.75%, 11/15/29	1,775	1,806,293
7.00%, 11/15/39	1,255	1,294,746
		4,337,648
Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	2,660	2,751,797
Illinois — 9.6%
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	11,385	12,529,306
Illinois Finance Authority, RB:
Advocate Health Care, Series C, 5.38%, 4/01/44	10,630	10,692,186
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (c)(d)	1,675	335,067
Navistar International Recovery Zone, 6.50%, 10/15/40	3,010	3,093,528
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,205,757
Elmhurst Memorial Healthcare, 5.63%, 1/01/28	3,000	2,892,450
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	845	670,727
Series 05-A, 5.25%, 7/01/41	760	769,728

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Metropolitan Pier & Exposition Authority, Refunding RB, AGM, McCormick Place Expansion Project:
Series B-2, 5.00%, 6/15/50	$6,155	$5,653,737
Series B, 5.00%, 6/15/50	4,885	4,487,166
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,625	2,719,631
6.00%, 6/01/28	2,245	2,312,013
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,258,290
Village of Bolingbrook Illinois, GO, Refunding, Series B (NPFGC) (a):
6.01%, 1/01/33	6,820	1,658,692
6.01%, 1/01/34	14,085	3,199,830
		55,478,108
Indiana — 3.2%
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village, 6.25%, 1/01/24	2,030	1,770,688
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	1,655	1,662,563
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc., 5.50%, 9/15/31	9,000	7,674,030
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,150	2,281,860
Petersburg Indiana, RB, Indiana Power & Light, AMT, 5.90%, 12/01/24	5,000	5,103,100
		18,492,241
Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	3,275	3,303,984
Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,490	1,518,548
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	6,535	6,763,268

Municipal Bonds	Par (000)	Value
Maryland — 1.8%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 4.65%, 9/01/32	$2,465	$2,322,597
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	837,874
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,760	1,736,522
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	4,295	4,395,975
Montgomery County Housing Opportunities Commission, RB, Series D, AMT, 5.50%, 1/01/38	920	962,734
		10,255,702
Massachusetts — 0.6%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	3,535	3,546,312
Michigan — 1.7%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	2,692,521
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	2,870	3,040,937
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	3,793,676
		9,527,134
Mississippi — 2.4%
City of Gulfport Mississippi, RB, Memorial Hospital at Gulfport Project, Series A, 5.75%, 7/01/31	14,025	14,027,384
Missouri — 0.3%
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	2,035	1,856,388
Multi-State — 3.0%
Centerline Equity Issuer Trust, 6.80%, 10/31/52 (e)(f)	16,000	17,416,160
Nebraska — 0.7%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,315,982
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	600	596,178
		3,912,160

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	$4,550	$4,565,060
New Hampshire — 0.6%
New Hampshire Health & Education Facilities Authority, RB, Exeter Project, 5.75%, 10/01/31	3,500	3,540,145
New Jersey — 9.2%
Middlesex County Improvement Authority, RB, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (c)(d)	3,680	331,200
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/29	15,500	15,362,205
Continental Airlines Inc. Project, 6.25%, 9/15/29	3,000	2,863,770
Continental Airlines Inc. Project, AMT, 7.00%, 11/15/30 (g)	15,410	15,417,859
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	8,201,040
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	8,000	8,352,720
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	3,135	2,841,752
		53,370,546
New York — 7.6%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (c)(d)	1,820	455,200
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	2,375	2,404,426
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT (g):
8.00%, 8/01/28	5,000	5,210,300
7.75%, 8/01/31	22,140	22,841,617
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	2,400	2,468,568
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water Project, Series B, 5.00%, 6/15/31	5,375	5,421,117
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	2,525	2,565,526
6.00%, 12/01/42	2,460	2,488,684
		43,855,438

Municipal Bonds	Par (000)	Value
North Carolina — 4.4%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities National Gypsum Co. Project, AMT, 5.75%, 8/01/35	$12,130	$9,247,791
North Carolina Capital Facilities Finance Agency, RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	10,360,100
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 4.25%, 7/01/42	3,335	3,112,088
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	2,750	2,772,880
		25,492,859
Ohio — 2.5%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	6,125	6,146,009
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	5,450	5,425,257
Pinnacle Community Infrastructure Financing Authority, RB, Facilities, Series A, 6.25%, 12/01/36	3,760	2,965,474
		14,536,740
Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (g)	7,175	7,414,645
Pennsylvania — 2.2%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	3,000	2,522,580
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	6,500	6,524,115
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	3,725	3,782,849
		12,829,544
Puerto Rico — 3.9%
Puerto Rico Sales Tax Financing Corp., RB, Series A:
CAB, 6.66%, 8/01/33 (a)	12,670	3,015,967
CAB, 6.67%, 8/01/36 (a)	40,000	7,514,000
First Sub, 6.50%, 8/01/44	10,900	11,781,265
		22,311,232

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 2.0%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	$5,075	$5,124,329
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	6,455	6,569,770
		11,694,099
Tennessee — 0.6%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.70%, 1/01/20 (a)	5,055	3,219,530
Texas — 16.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	4,370	1,661,474
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (g)	3,625	3,568,051
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	4,210	4,194,970
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	2,970	3,126,044
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,099,120
City of Houston Texas, Refunding RB, Series A:
Combined First Lien, AGC, 6.00%, 11/15/35	16,425	18,279,383
Refunding Sub Lien, AMT, 5.00%, 7/01/22	6,020	6,243,884
Harris County-Houston Sports Authority, Refunding RB (NPFGC) (a):
CAB, Junior Lien, Series H, 6.12%, 11/15/35	5,000	829,600
CAB, Senior Lien, Series A, 5.96%, 11/15/38	12,580	1,805,607
Third Lien, Series A-3, 5.97%, 11/15/37	26,120	3,609,784
Lower Colorado River Authority, Refunding RB:
(NPFGC), 5.00%, 5/15/13	50	54,062
(NPFGC), 5.00%, 5/15/13	70	75,621
(NPFGC), 5.00%, 5/15/31	1,150	1,159,338
LCRA Transmission Services Project (AMBAC), 4.75%, 5/15/34	140	137,693
Series A (NPFGC), 5.00%, 5/15/13	5	5,406
North Texas Tollway Authority, RB, Toll Second Tier, Series F, 6.13%, 1/01/31	12,180	12,575,728
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/25	6,540	6,733,453

Municipal Bonds	Par (000)	Value
Texas (concluded)
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	$7,930	$8,312,940
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	7,975	8,479,499
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	7,590	7,997,887
Texas State Affordable Housing Corp., RB, American Opportunity Housing Portfolio, Junior Series B, 8.00%, 3/01/32 (c)	4,435	206,183
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	640	585,510
		92,741,237
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	7,150	7,154,504
Virginia — 1.6%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	2,240	2,221,475
Virginia Commonwealth Transportation Board, RB, CAB, Contract, Route 28 (NPFGC), 5.30%, 4/01/32 (a)	8,105	2,740,949
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	4,520	4,521,672
		9,484,096
Washington — 0.7%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	3,900	4,173,468
Wisconsin — 2.4%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Care Group, 5.00%, 11/15/30	3,210	3,273,077
Ascension Health Senior Care Group, 5.00%, 11/15/33	1,640	1,655,400
Aurora Health Care, 6.40%, 4/15/33	7,500	7,616,550
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.38%, 10/01/30	1,205	1,212,579
		13,757,606
Total Municipal Bonds – 134.0%		774,642,264

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	$4,548	$4,573,048
California — 3.1%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39	5,115	5,357,195
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	4,500	4,612,500
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,434,474
University of California, RB, Series C (NPFGC), 4.75%, 5/15/37	5,000	4,743,250
		18,147,419
Colorado — 2.2%
Colorado Health Facilities Authority, RB, Catholic Health, (AGM):
Series C-3, 5.10%, 10/01/41	7,600	7,553,108
Series C-7, 5.00%, 9/01/36	4,860	4,832,249
		12,385,357
Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,400	9,895,568
Series X-3, 4.85%, 7/01/37	9,360	9,520,524
		19,416,092
Massachusetts — 1.2%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	6,770	6,895,922
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	3,988	4,224,133
New York — 6.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,074	3,288,659
New York City Municipal Water Finance Authority, Water & Sewer RB, Second General Resolution, Series HH, 5.00%, 6/15/31	16,393	17,402,719
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	16,708	17,028,220
		37,719,598

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	$10,750	$11,158,930
Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	5,459	5,651,093
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	14,487	15,103,506
		20,754,599
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 23.4%		135,275,098
Total Long-Term Investments (Cost – $923,547,489) – 157.4%		909,917,362

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (i)(j)	189,590	189,590

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	$6,375	6,484,331
Total Short-Term Securities (Cost – $6,564,589) – 1.1%		6,673,921
Total Investments (Cost – $930,112,078*) – 158.5%		916,591,283
Other Assets Less Liabilities – 1.7%		9,613,347
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (13.3)%		(77,071,651)
Preferred Shares, at Redemption Value – (46.9)%		(270,879,269)
Net Assets Applicable to Common Shares – 100.0%		$578,253,710

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$853,659,791
Gross unrealized appreciation	$101,607,135
Gross unrealized depreciation	(38,675,643)
Net unrealized appreciation	$62,931,492

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	6

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue binds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Securities represent bonds transferred to a TOB trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	30,616,864	(30,427,274)	189,590	$4,211

(j)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31,2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
242	10-Year US Treasury Note	Chicago Board of Trade	September 2011	$30,416,375	$(797,022)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	7

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$909,917,362	—	$909,917,362
Short-Term Securities	$189,590	6,484,331	—	6,673,921
Total	$189,590	$916,401,693	—	$916,591,283

[1]	See above Schedule of Investments for value in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(797,022)	—	—	$(797,022)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2011	8

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: September 26, 2011